Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other Current Liabilities
Schedule of other current liabilities

        Other current liabilities consisted of the following as at December 31 (in thousands):

	2016	2015
Fair value of swaps	—	$4,538
Other current liabilities	$7,005	790

Total	$7,005	$5,328